Risk Management_Value at risk analysis for trading activities (Details) - KRW (₩)		Dec. 31, 2018	Dec. 31, 2017
Fair value concentration of risk market risk management reporting date value at risk [Member]
Value at risk [Line Items]
Total VaR	[1]	₩ 5,987,000,000	₩ 5,370,000,000
Fair value concentration of risk market risk management value at risk during year [Member] | Average
Value at risk [Line Items]
Total VaR	[1]	6,183,000,000	7,123,000,000
Fair value concentration of risk market risk management value at risk during year [Member] | Maximum
Value at risk [Line Items]
Total VaR	[1]	8,614,000,000	9,363,000,000
Fair value concentration of risk market risk management value at risk during year [Member] | Minimum
Value at risk [Line Items]
Total VaR	[1]	4,492,000,000	5,370,000,000
Interest rate risk | Fair value concentration of risk market risk management reporting date value at risk [Member]
Value at risk [Line Items]
Total VaR		3,107,000,000	4,183,000,000
Interest rate risk | Fair value concentration of risk market risk management value at risk during year [Member] | Average
Value at risk [Line Items]
Total VaR		3,702,000,000	3,799,000,000
Interest rate risk | Fair value concentration of risk market risk management value at risk during year [Member] | Maximum
Value at risk [Line Items]
Total VaR		5,528,000,000	4,918,000,000
Interest rate risk | Fair value concentration of risk market risk management value at risk during year [Member] | Minimum
Value at risk [Line Items]
Total VaR		1,730,000,000	2,467,000,000
Stock price | Fair value concentration of risk market risk management reporting date value at risk [Member]
Value at risk [Line Items]
Total VaR		2,353,000,000	909,000,000
Stock price | Fair value concentration of risk market risk management value at risk during year [Member] | Average
Value at risk [Line Items]
Total VaR		2,669,000,000	2,863,000,000
Stock price | Fair value concentration of risk market risk management value at risk during year [Member] | Maximum
Value at risk [Line Items]
Total VaR		5,081,000,000	4,419,000,000
Stock price | Fair value concentration of risk market risk management value at risk during year [Member] | Minimum
Value at risk [Line Items]
Total VaR		1,138,000,000	909,000,000
Foreign currencies translation risk | Fair value concentration of risk market risk management reporting date value at risk [Member]
Value at risk [Line Items]
Total VaR		4,972,000,000	4,750,000,000
Foreign currencies translation risk | Fair value concentration of risk market risk management value at risk during year [Member] | Average
Value at risk [Line Items]
Total VaR		4,678,000,000	5,051,000,000
Foreign currencies translation risk | Fair value concentration of risk market risk management value at risk during year [Member] | Maximum
Value at risk [Line Items]
Total VaR		6,136,000,000	6,636,000,000
Foreign currencies translation risk | Fair value concentration of risk market risk management value at risk during year [Member] | Minimum
Value at risk [Line Items]
Total VaR		3,439,000,000	4,061,000,000
Commodity price | Fair value concentration of risk market risk management reporting date value at risk [Member]
Value at risk [Line Items]
Total VaR		0	0
Commodity price | Fair value concentration of risk market risk management value at risk during year [Member] | Average
Value at risk [Line Items]
Total VaR		3,000,000	31,000,000
Commodity price | Fair value concentration of risk market risk management value at risk during year [Member] | Maximum
Value at risk [Line Items]
Total VaR		24,000,000	188,000,000
Commodity price | Fair value concentration of risk market risk management value at risk during year [Member] | Minimum
Value at risk [Line Items]
Total VaR		0	0
Diversification | Fair value concentration of risk market risk management reporting date value at risk [Member]
Value at risk [Line Items]
Total VaR		(4,445,000,000)	(4,472,000,000)
Diversification | Fair value concentration of risk market risk management value at risk during year [Member] | Average
Value at risk [Line Items]
Total VaR		(4,869,000,000)	(4,621,000,000)
Diversification | Fair value concentration of risk market risk management value at risk during year [Member] | Maximum
Value at risk [Line Items]
Total VaR		(8,155,000,000)	(6,798,000,000)
Diversification | Fair value concentration of risk market risk management value at risk during year [Member] | Minimum
Value at risk [Line Items]
Total VaR		₩ (1,815,000,000)	₩ (2,067,000,000)

[1]	VaR (Value at Risk): Maximum expected losses